Cover Page	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	Equinox Gold Corp.
Entity Central Index Key	0001756607
Current Fiscal Year End Date	--12-31
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	113,452,363
Entity Address, Country	CA